Lease Commitments	12 Months Ended
Jun. 30, 2013
Lease Commitments

15. Lease Commitments

The Company leases certain facilities under non-cancelable operating leases. Rent expense associated with the leases facilities totaled $10.3 million and $9.5 million for the years ended June 30, 2013 and 2012, respectively. The Company also leases certain school vehicles under non-cancelable operating leases. Operating lease expense associated with these leased school vehicles totaled $14.9 million and $11.7 million for the years ended June 30, 2013 and 2012, respectively. The terms of these and other leases expire at various times through 2022.

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2014	$11,009	$13,483	$24,492
2015	7,953	12,467	20,420
2016	6,558	10,548	17,106
2017	4,603	7,529	12,132
2018	2,129	4,324	6,453
2019 and thereafter	3,688	32	3,720

Total minimum payments	$35,940	$48,383	$84,323